UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2026 to October 19, 2026

Commission File Number of issuing entity:  333-180779-05

Central Index Key Number of issuing entity:  0001587497

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-180779

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918474
38-3918793
38-3918794
38-7109047
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-S			X
B			X
PST			X
C			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 19, 2026 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 19, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
7	78.20%	3	$4,330,021.55

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, and CIBC Inc. (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 18, 2026 to October 19, 2026.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 13, 2026. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on January 21, 2026. The CIK number for Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on February 6, 2026. The CIK number for CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Merrimack Premium Outlets mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $14,424,272.75, a year-to-date figure for the period January 1, 2021 to September 30, 2021.  The Merrimack Premium Outlets mortgage loan was defeased in 2021.

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	09/17/2026	$963,823.95
Current Distribution Date	10/19/2026	$963,823.95

*REO Account Balance
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	09/17/2026	$344.84
Current Distribution Date	10/19/2026	$325.06

Interest Reserve Account Balance
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

TA Unused Fees Account Balance
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12, relating to the October 19, 2026 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: October 30, 2026